As filed with the Securities and Exchange Commission on March 15, 2019.

Registration Nos. 333-209996

811-22736

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

Form N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 13	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 14	☒
(Check Appropriate Box or Boxes)

COLUMBIA ETF TRUST I

(Exact Name of Registrant as Specified in Charter)

225 Franklin Street, Boston, Massachusetts 02110

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (800) 345-6611

Christopher O. Petersen, Esq. c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, Massachusetts 02110	Ryan C. Larrenaga, Esq. c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, Massachusetts 02110
(Name and Address of Agents for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

☒	Immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment relates solely to the Registrant’s Columbia Diversified Fixed Income Allocation ETF, Columbia Multi-Sector Municipal Income ETF, Columbia Sustainable Global Equity Income ETF, Columbia Sustainable International Equity Income ETF and Columbia Sustainable U.S. Equity Income ETF series. Information contained in the Registrant’s Registration Statement relating to any other series of the Registrant is neither amended nor superseded hereby.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant,

COLUMBIA ETF TRUST I, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration

Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis, and The State of Minnesota on the 15th day of March, 2019.

COLUMBIA ETF TRUST I

By:	/s/ Christopher O. Petersen
Christopher O. Petersen President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 15th day of March, 2019.

Signature	Capacity	Signature	Capacity

/s/ Christopher O. Petersen Christopher O. Petersen	President (Principal Executive Officer)	/s/ Brian J. Gallagher* Brian J. Gallagher

/s/ Michael G. Clarke* Michael G. Clarke	Chief Financial Officer (Principal Financial Officer) and Senior Vice President	/s/ Catherine James Paglia* Catherine James Paglia	Trustee

/s/ Marybeth Pilat* Marybeth Pilat	Treasurer and Chief Accounting Officer (Principal Accounting Officer)	/s/ Anthony M. Santomero* Anthony M. Santomero	Trustee

/s/ Edward J. Boudreau, Jr.* Edward J. Boudreau, Jr.	Chair of the Board	/s/ Minor M. Shaw* Minor M. Shaw	Trustee

/s/ George S. Batejan* George S. Batejan	Trustee	/s/ William F. Truscott* William F. Truscott	Trustee

/s/ Kathleen A. Blatz* Kathleen A. Blatz	Trustee	/s/ Sandra Yeager* Sandra Yeager	Trustee

/s/ Pamela G. Carlton* Pamela G. Carlton	Trustee		Trustee

/s/ Patricia M. Flynn* Patricia M. Flynn	Trustee

*	By: /s/ Joseph D’Alessandro

Name:        Joseph D’Alessandro**

                   Attorney-in-fact

**

Executed by Joseph D’Alessandro on behalf of Michael G. Clarke pursuant to a Power of Attorney, dated May 23, 2016, and incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement No. 333-209996 of the Registrant on Form N-1A (Exhibit (q)), filed with the Commission on May 31, 2016, on behalf of Marybeth Pilat pursuant to a Power of Attorney, dated February 1, 2019, incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement No. 333-209996 of the Registrant on Form N-1A (Exhibit (q)(4)), filed with the Commission on February 27, 2019, and on behalf of each of the Trustees pursuant to a Trustees’ Power of Attorney, dated January 1, 2018, incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement No. 333-209996 of the Registrant on Form N-1A (Exhibit (q)(1)), filed with the Commission on February 28, 2018.

Exhibit Index

Exhibit No.	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase